Expense Example (Invesco V.I. Basic Value Fund, Series I shares, Invesco V.I. Basic Value Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Basic Value Fund | Series I shares, Invesco V.I. Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 102
3 Years	318
5 Years	552
10 Years	$ 1,225